Related Parties (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2015		Mar. 31, 2014		Dec. 31, 2014	Dec. 31, 2013
Revenues
Sales Revenue	$ 52,043		$ 47,841		$ 197,452	$ 183,294
Expenses
Fees paid to Directors and Officers	389		117		1,327	408
Paid to other related parties	443	[1]	89	[1]	3,549	512
Current Assets
Due from Related Parties, Current	32,671				28,327	21,418
Long term payment agreement from VS	3,392				4,220	5,722
Liabilities
Due to Related Parties					(1,456)	(8,397)
ES Windows LLC [Member]
Revenues
Sales Revenue	11,871		8,513
Current Assets
Due From Related Parties	18,853				13,814	11,823
Ventanas Solar S.A. [Member]
Revenues
Sales Revenue	1,046		3,665
Current Assets
Due From Related Parties	7,654				7,979	5,050
Union Temporal ESW [Member]
Revenues
Sales Revenue	2		$ 66
Current Assets
Due From Related Parties	2,103				2,001	3,199
A Construir S.A. [Member]
Liabilities
Related Parties, Other					(995)	(2,314)
UT Semaforos Barranquilla [Member]
Liabilities
Related Parties, Other					0	(1,287)
Construsenales S.A [Member]
Liabilities
Related Parties, Other					0	(3,633)
Due to Related Parties	(2,424)				(995)
Related Parties,Other [Member]
Current Assets
Due from other related parties	4,061				4,534	1,346
Liabilities
Related Parties, Other	$ (1,163)				(461)	(1,163)
Sales to ESW LLC and VS
Revenues
Sales Revenue					$ 47,630	$ 28,788

[1]	Payments to other related parties in 2015 and 2014 consists of donations to Fundación Tecnoglass.